T. ROWE PRICE INTERNATIONAL EQUITY ETF

July 31, 2025 Unaudited
PORTFOLIO OF INVESTMENTS‡	Shares	$ Value
(Cost and value in $000s)
ARGENTINA 0.5%
Common Stocks 0.5%
MercadoLibre (USD) (1)	1,489	3,535
Total Argentina (Cost $2,876)		3,535
AUSTRALIA 2.8%
Common Stocks 2.8%
ANZ Group Holdings	176,596	3,465
BHP Group, Class DI (GBP) (2)	202,898	5,091
Brambles	198,996	3,045
Downer EDI	1,077,097	4,750
Qantas Airways	265,439	1,841
Telstra Group	395,896	1,262
Westpac Banking	81,350	1,756
Total Australia (Cost $18,961)		21,210
AUSTRIA 1.7%
Common Stocks 1.7%
BAWAG Group	55,313	6,981
Erste Group Bank	22,494	2,057
OMV	70,290	3,580
Total Austria (Cost $11,077)		12,618
BELGIUM 0.3%
Common Stocks 0.3%
Warehouses De Pauw	89,027	2,078
Total Belgium (Cost $2,122)		2,078
CANADA 3.6%
Common Stocks 3.6%
Canadian National Railway	29,918	2,794
Cenovus Energy	159,644	2,430
Constellation Software	1,128	3,892
Descartes Systems Group (1)(2)	32,609	3,445
Element Fleet Management	185,017	4,812
Great-West Lifeco	60,660	2,278
National Bank of Canada	22,424	2,332
Shopify, Class A (1)	24,142	2,951
Suncor Energy	58,207	2,296
Total Canada (Cost $24,929)		27,230
CHINA 0.8%
Common Stocks 0.8%
Alibaba Group Holding (HKD)	282,568	4,248
Tencent Holdings (HKD)	30,300	2,122
Total China (Cost $6,435)		6,370

T. ROWE PRICE INTERNATIONAL EQUITY ETF

	Shares	$ Value
(Cost and value in $000s)
DENMARK 0.5%
Common Stocks 0.5%
Novo Nordisk, Class B	89,638	4,169
Total Denmark (Cost $6,336)		4,169
FINLAND 0.6%
Common Stocks 0.6%
Sampo, Class A	401,648	4,311
Total Finland (Cost $3,864)		4,311
FRANCE 12.7%
Common Stocks 12.7%
Air Liquide	10,615	2,088
Airbus	33,352	6,706
Alstom (1)	106,028	2,487
AXA	206,620	10,035
BNP Paribas	69,719	6,357
Cie de Saint-Gobain	37,444	4,295
Dassault Aviation	19,582	6,097
Edenred	69,316	1,980
Engie	202,442	4,551
Eurofins Scientific	40,780	3,123
Hermes International	973	2,379
LVMH Moet Hennessy Louis Vuitton	4,517	2,425
Safran	15,484	5,106
Sanofi	81,677	7,332
Sartorius Stedim Biotech	16,820	3,361
Schneider Electric	17,510	4,532
Societe Generale	103,564	6,610
Thales	8,728	2,348
TotalEnergies	151,065	8,983
Vinci	41,439	5,756
Total France (Cost $94,357)		96,551
GERMANY 9.6%
Common Stocks 9.6%
adidas	9,222	1,763
Allianz	13,099	5,176
BASF	65,139	3,192
Covestro (1)	42,756	2,898
Daimler Truck Holding	66,331	3,227
Deutsche Telekom	242,530	8,698
DHL Group	69,687	3,122
Heidelberg Materials	23,853	5,503
Infineon Technologies	63,309	2,487
KION Group	47,977	2,949
Mercedes-Benz Group	31,655	1,792

T. ROWE PRICE INTERNATIONAL EQUITY ETF

	Shares	$ Value
(Cost and value in $000s)
Muenchener Rueckversicherungs-Gesellschaft	3,377	2,211
Qiagen	66,731	3,309
SAP	39,056	11,168
Siemens	39,727	10,119
Siemens Healthineers	103,462	5,573
Total Germany (Cost $68,611)		73,187
HONG KONG 1.1%
Common Stocks 1.1%
AIA Group	352,000	3,282
Galaxy Entertainment Group	409,000	1,994
HKT Trust & HKT	776,000	1,222
Techtronic Industries	141,500	1,692
Total Hong Kong (Cost $7,182)		8,190
HUNGARY 0.5%
Common Stocks 0.5%
OTP Bank	48,564	3,941
Total Hungary (Cost $3,235)		3,941
INDIA 0.3%
Common Stocks 0.3%
ICICI Bank, ADR (USD)	74,571	2,513
Total India (Cost $2,297)		2,513
IRELAND 0.6%
Common Stocks 0.6%
Kingspan Group	26,081	2,165
Ryanair Holdings	85,585	2,516
Total Ireland (Cost $4,617)		4,681
ITALY 4.6%
Common Stocks 4.6%
Enel	932,957	8,227
Ferrari	8,270	3,627
Generali	64,887	2,421
Leonardo	103,506	5,579
UniCredit	202,263	14,881
Total Italy (Cost $29,769)		34,735
JAPAN 19.7%
Common Stocks 19.7%
Ajinomoto	142,700	3,775
Asahi Group Holdings	322,900	4,096
Calbee	91,298	1,675
Chugai Pharmaceutical	80,100	3,840
Disco	13,890	4,105
Food & Life	81,600	4,110

T. ROWE PRICE INTERNATIONAL EQUITY ETF

	Shares	$ Value
(Cost and value in $000s)
Fujitsu	149,200	3,250
Hikari Tsushin	8,500	2,285
Hitachi	224,100	6,858
Isetan Mitsukoshi Holdings	181,200	2,561
Kajima	62,100	1,556
KDDI	273,000	4,480
Keyence	8,300	3,002
Kyushu Railway	113,500	2,745
MatsukiyoCocokara	159,100	3,267
Mitsubishi Electric	183,000	4,116
Mitsubishi Estate	293,400	5,493
Mitsubishi UFJ Financial Group	680,300	9,376
Mitsui Fudosan	392,300	3,506
Nintendo	18,300	1,529
Nippon Sanso Holdings	131,600	4,658
Nippon Steel	200,900	3,869
Olympus	189,222	2,261
ORIX	161,900	3,637
Recruit Holdings	48,600	2,883
Renesas Electronics	634,700	7,720
Resona Holdings	342,900	3,122
Seven & i Holdings	391,700	5,164
Shimizu	173,600	1,923
Shin-Etsu Chemical	150,418	4,329
SoftBank Group	33,300	2,543
Sony Group	368,200	8,856
Stanley Electric	56,100	1,058
Sumitomo	133,600	3,415
Taiheiyo Cement	139,800	3,416
Takeda Pharmaceutical	194,600	5,346
Tokio Marine Holdings	44,500	1,787
Toyota Motor	389,800	6,934
Unicharm	218,700	1,513
Total Japan (Cost $145,478)		150,059
NETHERLANDS 8.3%
Common Stocks 8.3%
ABN AMRO Bank, CVA	86,217	2,492
Adyen (1)	2,890	4,957
AerCap Holdings (USD)	36,488	3,913
Akzo Nobel	32,109	2,017
Argenx, ADR (USD) (1)	4,657	3,122
ASM International	5,364	2,597
ASML Holding	20,685	14,336
ASR Nederland	35,503	2,358
CVC Capital Partners	210,437	4,035
Heineken	17,573	1,379

T. ROWE PRICE INTERNATIONAL EQUITY ETF

	Shares	$ Value
(Cost and value in $000s)
ING Groep, CVA	318,606	7,425
Koninklijke Ahold Delhaize	42,318	1,672
Koninklijke Philips	209,848	5,480
Prosus	134,118	7,662
Total Netherlands (Cost $60,414)		63,445
PORTUGAL 1.8%
Common Stocks 1.8%
Banco Comercial Portugues, Class R	3,080,092	2,529
Galp Energia SGPS	358,854	6,852
Jeronimo Martins	177,287	4,322
Total Portugal (Cost $12,180)		13,703
SINGAPORE 1.5%
Common Stocks 1.5%
DBS Group Holdings	74,750	2,743
Sea, ADR (USD) (1)	26,810	4,200
United Overseas Bank	167,193	4,645
Total Singapore (Cost $10,751)		11,588
SOUTH KOREA 0.9%
Common Stocks 0.9%
KT, ADR (USD)	155,793	3,145
Samsung Electronics	76,794	3,914
Total South Korea (Cost $5,989)		7,059
SPAIN 0.8%
Common Stocks 0.8%
Amadeus IT Group, Class A	54,213	4,353
Industria de Diseno Textil	43,646	2,085
Total Spain (Cost $6,466)		6,438
SWEDEN 2.2%
Common Stocks 2.2%
Essity Aktiebolag, Class B	260,888	6,433
Spotify Technology (USD) (1)	6,833	4,281
Swedbank, Class A	105,956	2,822
Telefonaktiebolaget LM Ericsson, Class B	419,241	3,045
Total Sweden (Cost $17,809)		16,581
SWITZERLAND 4.8%
Common Stocks 4.8%
Alcon	41,282	3,619
Cie Financiere Richemont, Class A	22,422	3,661
Julius Baer Group	83,097	5,623
Nestle	50,961	4,453
Novartis	50,579	5,760
Partners Group Holding	3,161	4,249

T. ROWE PRICE INTERNATIONAL EQUITY ETF

	Shares	$ Value
(Cost and value in $000s)
Roche Holding	29,910	9,334
Total Switzerland (Cost $38,583)		36,699
TAIWAN 0.6%
Common Stocks 0.6%
Taiwan Semiconductor Manufacturing	123,000	4,735
Total Taiwan (Cost $3,285)		4,735
UNITED KINGDOM 18.8%
Common Stocks 18.8%
3i Group	61,034	3,335
Admiral Group	74,572	3,361
AstraZeneca, ADR (USD)	199,834	14,606
Aviva	441,134	3,769
Barclays	1,670,172	8,164
BP	744,041	3,988
British American Tobacco	84,896	4,548
BT Group	1,948,799	5,322
Bunzl	75,332	2,236
Compass Group	146,488	5,147
GSK, ADR (USD) (2)	83,708	3,110
HSBC Holdings	550,164	6,703
Imperial Brands	238,355	9,291
Informa	162,107	1,854
Lloyds Banking Group	1,925,623	1,975
London Stock Exchange Group	20,986	2,558
National Grid	289,962	4,075
Prudential	411,805	5,224
RELX	136,797	7,108
Rolls-Royce Holdings	1,101,059	15,627
Segro	477,258	4,068
Shell	130,009	4,672
Smiths Group	52,991	1,641
SSE	88,441	2,168
Standard Chartered	228,634	4,099
Taylor Wimpey	1,071,963	1,442
Unilever	177,997	10,327
Wise, Class A (1)	138,981	1,857
WPP	255,551	1,384
Total United Kingdom (Cost $131,260)		143,659
UNITED STATES 0.2%
Common Stocks 0.2%
Amcor	167,847	1,569
Total United States (Cost $1,537)		1,569

T. ROWE PRICE INTERNATIONAL EQUITY ETF

	Shares	$ Value
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 0.1%
Money Market Funds 0.1%
State Street Institutional U.S. Government Money Market Fund, 4.25% (3)	760,857	761
Total Short-Term Investments (Cost $761)		761
SECURITIES LENDING COLLATERAL 0.9%
Investments in a Pooled Account through Securities Lending Program with State Street Bank and Trust Company 0.9%
Money Market Funds 0.9%
T. Rowe Price Government Reserve Fund, 4.36% (3)(4)	6,582,120	6,582
Total Investments in a Pooled Account through Securities Lending Program with State Street Bank and Trust Company		6,582
Total Securities Lending Collateral (Cost $6,582)		6,582
Total Investments 100.8% of Net Assets (Cost $727,763)		$768,197
Other Assets Less Liabilities (0.8)%		(5,878)
Net Assets 100.0%		$762,319

‡	Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares are denominated in the currency of the country presented unless otherwise noted.
(1)	Non-income producing.
(2)	All or a portion of this security is on loan at July 31, 2025.
(3)	Seven-day yield
(4)	Affiliated Companies

ADR	American Depositary Receipts
CVA	Dutch Certificate (Certificaten Van Aandelen)
GBP	British Pound
HKD	Hong Kong Dollar
USD	U.S. Dollar

T. ROWE PRICE INTERNATIONAL EQUITY ETF

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended July 31, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate	Net Realized Gain (Loss)	Changes in Net Unrealized Gain/Loss	Investment Income
T. Rowe Price Government Reserve Fund	$—	$—	$—++
Totals	$—#	$—	$—+

Supplementary Investment Schedule
Affiliate	Value 10/31/24	Purchase Cost	Sales Cost	Value 7/31/25
T. Rowe Price Government Reserve Fund	$2,519	¤	¤	$6,582
	Total			$6,582^

++	Excludes earnings on securities lending collateral, which are subject to rebates and fees.
#	Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+	Investment income comprised $0 of dividend income and $0 of interest income.
¤	Purchase and sale information not shown for cash management funds.
^	The cost basis of investments in affiliated companies was $6,582.
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE INTERNATIONAL EQUITY ETF

Unaudited
    NOTES TO PORTFOLIO OF INVESTMENTS

T. Rowe Price International Equity ETF (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value
The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. Eastern Time, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1  –  quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2  –  inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3  –  unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

T. ROWE PRICE INTERNATIONAL EQUITY ETF

The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of the fund's portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on July 31, 2025 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Common Stocks	$43,994	$716,860	$—	$760,854
Short-Term Investments	761	—	—	761
Securities Lending Collateral	6,582	—	—	6,582
Total	$51,337	$716,860	$—	$768,197
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic

T. ROWE PRICE INTERNATIONAL EQUITY ETF

regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
ETF1076-054Q3
07/25